QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
 REGISTERED MANAGEMENT INVESTMENT COMPANIES

 811-22172
        Investment Company Act file number

WORLD FUNDS TRUST
 (Exact name of registrant as specified in charter)

 8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
 (Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

With copy to:

Practus TM LLP

11300 Tomahawk Creek Parkway, Ste. 310

Leawood, KS  66211

 (804) 267-7400
 Registrant's telephone number, including area code:

Date of fiscal year end: 9/30

 Date of reporting period: 12/31/2019

ITEM 1. SCHEDULE OF INVESTMENTS

UNION STREET PARTNERS VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2019 (unaudited)

		Shares	Fair Value
96.04%	COMMON STOCKS

27.24%	BANKS
	Bank of America Corp.	52,350	$1,843,767
	Burke & Herbert Bank & Trust Co.	52	116,290
	Citigroup Inc.	19,100	1,525,899
	Deutsche Bank AG	52,000	404,560
	The Goldman Sachs Group, Inc.	3,115	716,232
	JPMorgan Chase & Co.	25,000	3,485,000
	Wells Fargo & Co.	22,200	1,194,360
			9,286,108

2.54%	BEVERAGES
	Diageo PLC ADR (Sponsored)	5,150	867,363

22.38%	COMPUTERS
	Apple Inc.	10,500	3,083,325
	Intel Corp.	24,300	1,454,355
	Microsoft Corp.	19,620	3,094,074
			7,631,754

2.29%	DIVERSIFIED MANUFACTURING
	General Electric Co.	70,000	781,200

3.02%	INSURANCE
	Markel Corp.*	900	1,028,853

17.23%	MEDICAL
	Bausch Health Cos. Inc.*	48,000	1,436,160
	Bayer AG ADR (Sponsored)	36,000	730,080
	CVS Health Corp.	22,000	1,634,380
	Johnson & Johnson	6,100	889,807
	Merck & Co., Inc.	13,000	1,182,350
			5,872,777

8.12%	OIL
	Chesapeake Energy Corp.	288,000	237,773
	Chevron Corp.	7,400	891,774
	Exxon Mobil Corp.	11,550	805,959
	Schlumberger Ltd.	20,740	833,748
			2,769,254

7.66%	RETAIL
	Dollar Tree, Inc.*	7,000	658,350
	J.C. Penney Co., Inc.*	415,000	464,800
	Target Corp.	11,600	1,487,236
			2,610,386

5.56%	TELECOMMUNICATIONS
	AT&T Inc.	32,800	1,281,824
	Verizon Communications Inc.	10,000	614,000
			1,895,824

96.04%	TOTAL COMMON STOCKS		32,743,519

1.75%	PREFERRED STOCKS

0.30%	CONVERTIBLE
	Chesapeake Energy Corp., Preferred, 4.500%, Perpetual	5,000	102,500

1.45%	GOVERNMENT
	Fannie Mae, Series L, 5.125%, Perpetual*	5,000	99,450
	Fannie Mae, Series M, 4.750%, Perpetual*	10,000	197,900
	Fannie Mae, Series N, 5.500%, Perpetual*	10,000	195,000
			492,350

1.75%	TOTAL PREFERRED STOCKS		594,850

UNION STREET PARTNERS VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2019 (unaudited)

		Shares	Fair Value
2.10%	MONEY MARKET FUNDS
	Fidelity® Investments Money Market Government Portfolio Institutional Class 1.49%**	716,369	$716,369

99.89%	TOTAL INVESTMENTS		34,054,738
0.11%	Other assets, net of liabilities		38,117
100.00%	NET ASSETS		$34,092,855

* Non-income producing

** Effective 7 day yield as of December 31, 2019

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2019:

	Level 1	Level 2	Level 3
		Other Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Common Stocks	$32,743,519	$—	$—	$32,743,519
Preferred Stocks	594,850	—	—	594,850
Money Market Funds	716,369	—	—	716,369
Total Investments	$34,054,738	$—	$—	$34,054,738

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended December 31, 2019.

At December 31, 2019 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $19,324,532 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$16,617,074
Gross unrealized depreciation	(1,886,868)
Net unrealized appreciation	$14,730,206

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.   Description of Exhibit

99.1   Certification of Principal Executive Officer

99.2   Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust

By:	/s/ Karen Shupe
Karen Shupe
Principal Executive Officer

Date:	February 24, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Karen Shupe
Karen Shupe
Principal Executive Officer

Date:	February 24, 2020

By:	/s/ Ann MacDonald
Ann MacDonald
Principal Financial Officer

Date:	February 24, 2020